Income Taxes - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Income tax rate	25.00%	25.00%
Deferred tax liability, intangible assets	¥ 23,631,899
Intangible assets, amortization period	10 years
Tax loss carryforwards	¥ 167,760,191	¥ 23,050,789
Valuation allowances	326,336,233	¥ 27,776,443
Online Audio/Video Content Platform
Income Tax [Line Items]
Deferred tax liability, intangible assets	¥ 24,000,000
Intangible assets, amortization period	10 years
Cayman Islands
Income Tax [Line Items]
Percentage of withholding tax imposed on payment of dividends	0.00%
Hong Kong
Income Tax [Line Items]
Income tax rate		16.50%	16.50%
PRC
Income Tax [Line Items]
Income tax rate	25.00%
Withholding income tax rate for dividends distributed	10.00%
Withholding income tax rate for dividends declared to holding company	5.00%
Withholding income tax rate on dividends for Hong Kong holding company which recognized as beneficial owner	25.00%
Income taxes preferential tax rate review period	3 years
Income taxes preferential tax rate	15.00%
Reduction of enterprise income tax during subsequent three years	50.00%
Period of full exemption from income tax holiday	2 years
Period of 50% reduction of enterprise income tax	3 years
Tax loss carryforwards	¥ 675,500,000	¥ 92,200,000	¥ 7,500,000
Operating loss carryforwards expire in 2020	¥ 79,480
PRC | Enterprise Income Tax Law
Income Tax [Line Items]
Income tax rate	25.00%